UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-2280

Name of Registrant:	Putnam Convertible Securities Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Convertible Securities Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31/14

Date of reporting period:	07/01/2014 - 06/30/2015

Registrant :	Putnam Convertible Securities Fund
Fund Name :	Putnam Convertible Securities Fund
Date of fiscal year end:	10/31/2014

Actavis plc
	Ticker	Security ID:	Meeting Date		Meeting Status
	ACT	CUSIP G0083B108	03/10/2015		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger/Acquisition	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

Crown Castle International Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CCI	CUSIP 22822V200	05/29/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Robert Bartolo	Mgmt	For	For	For
	2	Elect Cindy Christy	Mgmt	For	For	For
	3	Elect Ari Q. Fitzgerald	Mgmt	For	For	For
	4	Elect Robert E. Garrison II	Mgmt	For	For	For
	5	Elect Dale N. Hatfield	Mgmt	For	For	For
	6	Elect Lee W. Hogan	Mgmt	For	For	For
	7	Elect John P. Kelly	Mgmt	For	For	For
	8	Elect Robert F. McKenzie	Mgmt	For	For	For
	9	Ratification of Auditor	Mgmt	For	For	For
	10	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	11	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For

Delta Air Lines, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	DAL	CUSIP 247361702	06/25/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Richard H. Anderson	Mgmt	For	For	For
	2	Elect Edward H. Bastian	Mgmt	For	For	For
	3	Elect Francis S. Blake	Mgmt	For	For	For
	4	Elect Roy J. Bostock	Mgmt	For	For	For
	5	Elect John S. Brinzo	Mgmt	For	For	For
	6	Elect Daniel A. Carp	Mgmt	For	For	For
	7	Elect David G. DeWalt	Mgmt	For	For	For
	8	Elect Thomas E. Donilon	Mgmt	For	For	For
	9	Elect William H. Easter III	Mgmt	For	For	For
	10	Elect Mickey P. Foret	Mgmt	For	For	For
	11	Elect Shirley C. Franklin	Mgmt	For	For	For
	12	Elect David R. Goode	Mgmt	For	For	For
	13	Elect George N. Mattson	Mgmt	For	For	For
	14	Elect Douglas R Ralph	Mgmt	For	For	For
	15	Elect Sergio Agapito Lires Rial	Mgmt	For	For	For
	16	Elect Kenneth B. Woodrow	Mgmt	For	For	For
	17	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	18	Ratification of Auditor	Mgmt	For	For	For
	19	Shareholder Proposal Regarding Retention of Shares Until Retirement	ShrHldr	Against	Against	For

DISH Network Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	DISH	CUSIP 25470M109	10/30/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect George R. Brokaw	Mgmt	For	For	For
	1.2	Elect Joseph P. Clayton	Mgmt	For	For	For
	1.3	Elect James DeFranco	Mgmt	For	For	For
	1.4	Elect Cantey M. Ergen	Mgmt	For	For	For
	1.5	Elect Charles W. Ergen	Mgmt	For	For	For
	1.6	Elect Steven R. Goodbarn	Mgmt	For	For	For
	1.7	Elect Charles M. Lillis	Mgmt	For	For	For
	1.8	Elect Afshin Mohebbi	Mgmt	For	For	For
	1.9	Elect David K. Moskowitz	Mgmt	For	For	For
	1.10	Elect Tom A. Ortolf	Mgmt	For	For	For
	1.11	Elect Carl E. Vogel	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Amendment to the 2009 Stock Incentive Plan	Mgmt	For	For	For
	5	Shareholder Proposal Regarding Reporting and Reducing Greenhouse Gas Emissions	ShrHldr	Against	For	Against

Exxon Mobil Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	XOM	CUSIP 30231G102	05/27/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Michael J. Boskin	Mgmt	For	For	For
	1.2	Elect Peter Brabeck-Letmathe	Mgmt	For	For	For
	1.3	Elect Ursula M. Burns	Mgmt	For	For	For
	1.4	Elect Larry R. Faulkner	Mgmt	For	For	For
	1.5	Elect Jay S. Fishman	Mgmt	For	For	For
	1.6	Elect Henrietta H. Fore	Mgmt	For	For	For
	1.7	Elect Kenneth C. Frazier	Mgmt	For	For	For
	1.8	Elect Douglas R. Oberhelman	Mgmt	For	For	For
	1.9	Elect Samuel J. Palmisano	Mgmt	For	For	For
	1.10	Elect Steven S. Reinemund	Mgmt	For	For	For
	1.11	Elect Rex W. Tillerson	Mgmt	For	For	For
	1.12	Elect William C. Weldon	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Independent Board Chairman	ShrHldr	Against	For	Against
	5	Shareholder Proposal Regarding Proxy Access	ShrHldr	Against	Against	For
	6	Shareholder Proposal Regarding Climate Change Expertise on Board	ShrHldr	Against	Against	For
	7	Shareholder Proposal Regarding Board Gender Diversity	ShrHldr	Against	Against	For
	8	Shareholder Proposal Regarding Gender Pay Equity Report	ShrHldr	Against	Against	For
	9	Shareholder Proposal Regarding Lobbying Report	ShrHldr	Against	Against	For
	10	Shareholder Proposal Regarding Reporting and Reducing Greenhouse Gas Emissions	ShrHldr	Against	Against	For
	11	Shareholder Proposal Regarding Hydraulic Fracturing	ShrHldr	Against	Against	For

Halcón Resources Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	HK	CUSIP 40537Q209	05/06/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Tucker S. Bridwell	Mgmt	For	For	For
	1.2	Elect Kevin E. Godwin	Mgmt	For	For	For
	1.3	Elect Mark A. Welsh IV	Mgmt	For	For	For
	2	Reverse Stock Split	Mgmt	For	For	For
	3	Amendment to the First Amended and Restated 2012 Long-Term Incentive Plan	Mgmt	For	Against	Against
	4	Amendment to Terms of 8.0% Convertible Notes and Warrants	Mgmt	For	For	For
	5	Repeal of Classified Board	Mgmt	For	For	For
	6	Ratification of Auditor	Mgmt	For	For	For

Jazz Pharmaceuticals, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	JAZZ	CUSIP G50871105	07/31/2014		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Bruce C. Cozadd	Mgmt	For	For	For
	2	Elect Heather Ann McSharry	Mgmt	For	For	For
	3	Elect Rick E. Winningham	Mgmt	For	For	For
	4	Ratification of Auditor	Mgmt	For	For	For
	5	Authority to Repurchase Shares	Mgmt	For	For	For
	6	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Priceline Group Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PCLN	CUSIP 741503403	06/04/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Tim Armstrong	Mgmt	For	For	For
	1.2	Elect Howard W. Barker, Jr.	Mgmt	For	For	For
	1.3	Elect Jeffrey H. Boyd	Mgmt	For	For	For
	1.4	Elect Jan L. Docter	Mgmt	For	For	For
	1.5	Elect Jeffrey E. Epstein	Mgmt	For	For	For
	1.6	Elect James M. Guyette	Mgmt	For	For	For
	1.7	Elect Darren R. Huston	Mgmt	For	For	For
	1.8	Elect Charles H. Noski	Mgmt	For	For	For
	1.9	Elect Nancy B. Peretsman	Mgmt	For	For	For
	1.10	Elect Thomas E. Rothman	Mgmt	For	For	For
	1.11	Elect Craig W. Rydin	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Right to Act by Written Consent	ShrHldr	Against	Against	For
	5	Shareholder Proposal Regarding Proxy Access	ShrHldr	Against	Against	For

PulteGroup, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	PHM	CUSIP 745867101	05/06/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Brian P. Anderson	Mgmt	For	For	For
	1.2	Elect Bryce Blair	Mgmt	For	For	For
	1.3	Elect Richard J. Dugas, Jr.	Mgmt	For	For	For
	1.4	Elect Thomas J. Folliard	Mgmt	For	For	For
	1.5	Elect Cheryl W. Grise	Mgmt	For	For	For
	1.6	Elect Andre J. Hawaux	Mgmt	For	For	For
	1.7	Elect Debra J. Kelly-Ennis	Mgmt	For	For	For
	1.8	Elect Patrick J. O'Leary	Mgmt	For	For	For
	1.9	Elect James J. Postl	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Performance-Based Equity Compensation	ShrHldr	Against	Against	For

salesforce.com, inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CRM	CUSIP 79466L302	06/04/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Marc R. Benioff	Mgmt	For	For	For
	2	Elect Keith G. Block	Mgmt	For	For	For
	3	Elect Craig A. Conway	Mgmt	For	For	For
	4	Elect Alan G. Hassenfeld	Mgmt	For	For	For
	5	Elect Colin L. Powell	Mgmt	For	For	For
	6	Elect Sanford R. Robertson	Mgmt	For	For	For
	7	Elect John V. Roos	Mgmt	For	For	For
	8	Elect Lawrence J. Tomlinson	Mgmt	For	For	For
	9	Elect Robin L. Washington	Mgmt	For	For	For
	10	Elect Maynard G. Webb	Mgmt	For	For	For
	11	Elect Susan D. Wojcicki	Mgmt	For	For	For
	12	Amendment to the 2013 Equity Incentive Plan	Mgmt	For	Against	Against
	13	Amendment to the 2004 Employee Stock Purchase Plan	Mgmt	For	For	For
	14	Ratification of Auditor	Mgmt	For	For	For
	15	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against

Spirit Airlines, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	SAVE	CUSIP 848577102	06/16/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Robert D. Johnson	Mgmt	For	For	For
	1.2	Elect Barclay G. Jones III	Mgmt	For	For	For
	1.3	Elect Dawn M. Zier	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	2015 Incentive Award Plan	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Securities Fund

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 14, 2015

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 14, 2015

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liason of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	August 6, 2015

Jonathan S. Horwitz

Schedule A

Putnam American Government Income Fund

Putnam Arizona Tax Exempt Income Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam Equity Income Fund

Putnam Europe Equity Fund

Putnam Funds Trust

George Putnam Balanced Fund

Putnam Global Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Natural Resources Fund

Putnam Global Utilities Fund

The Putnam Fund for Growth and Income

Putnam High Income Securities Fund

Putnam High Yield Advantage Fund

Putnam High Yield Trust

Putnam Income Fund

Putnam Investment Grade Municipal Trust

Putnam International Equity Fund

Putnam Investment Funds

Putnam Investors Fund

Putnam Limited Duration Government Income Fund

Putnam Managed Municipal Income Trust

Putnam Massachusetts Tax Exempt Income Fund

Putnam Master Intermediate Income Trust

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Recovery Fund

Putnam Multi-Cap Growth Fund

Putnam Municipal Opportunities Trust

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Premier Income Trust

Putnam RetirementReady→ Funds

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund

Putnam Tax-Free Income Trust

Putnam U.S. Government Income Trust

Putnam Vista Fund

Putnam Variable Trust

Putnam Voyager Fund